Segment information	12 Months Ended
Dec. 31, 2025
Operating segments [Abstract]
Segment information	Segment information and Disaggregated Revenue Disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for cellular and other wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers to which the Company invoices. The following table sets forth the Company’s total revenue by region for the periods indicated.

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Asia :
China (including Hong Kong)	$21,702	$11,458	$7,261
Taiwan	29	468	893
Japan	49	696	1,960
Rest of Asia	43	47	436
Total Asia	21,823	12,669	10,550
Germany	1,001	687	629
France	1,285	1,405	2,957
United States of America	8,666	20,368	9,248
Rest of world (no single country representing more than 10%)	841	1,702	2,941
Total revenue	$33,616	$36,831	$26,325
Of our total revenue, 88.8% is attributable to international sales for the year ended December 31, 2025 (96.2% for 2024 and 96.2% for 2023).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Cellular IoT systems	$33,616	$36,831	$22,709
Radio transceivers for all wireless systems	—	—	3,616
Total revenue	$33,616	$36,831	$26,325
Additionally, the Company categorizes its total revenue based on product, license and services revenue.

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Product revenue, transferred at a point of time	$8,060	$12,007	$15,489
License revenue, transferred at a point of time	2,846	19,353	8,036
License revenue, transferred over time	20,151	3,230	—
Development and other services transferred at a point of time	23	—	1,164
Development and other services transferred over time	2,536	2,241	1,062
Royalties	—	—	574
Total revenue	$33,616	$36,831	$26,325
License revenue includes partial deliveries of Intellectual Property under a 5G broadband license and under a Monarch2 manufacturing license to Qualcomm in the years ended December 31, 2024 and 2025, and in years ended December 31, 2023 and 2024, license fees from agreements signed with strategic partners (See Note 22 to these Consolidated Financial Statements).
Development and other services include revenues recognized under contracts for various software customization and other engineering services.
The substantial majority of the Company’s current and non-current assets are held by the parent company, Sequans Communications S.A. and located in France. See Note 23.3 to these Consolidated Financial Statements for information about major customers.